Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016		Sep. 30, 2015
Cash flows from operating activities:
Net income	$ 187,917		$ 175,997
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	27		7
Depreciation expense	31,374		30,037
Amortization of intangibles	12,746		12,498
Amortization of grants	(33)		(29)
Accrued interest on short term investments	(498)
Realised gain on sale of short term investments	(39)
Share compensation expense	31,135		24,043
Amortization of gain on interest rate hedge	(693)
Amortization of financing costs	422
Deferred taxes	3,262		(749)
Changes in assets and liabilities:
Decrease/(increase) in accounts receivable	17,825		(7,817)
Increase in unbilled revenue	(18,373)		(50,707)
Increase in other receivables	(11,876)		(10,701)
Increase in prepayments and other current assets	(1,395)		(11,718)
(Increase)/decrease in other non-current assets	(1,857)		272
(Decrease)/increase in payments on account	(67,868)		10,615
Decrease in other current liabilities	(48,200)		(20,363)
Increase in other non-current liabilities	4,118		1,843
Increase in income taxes payable	4,163		9,097
(Decrease)/increase in accounts payable	(2,826)		1,102
Change in deferred tax liability	(3,666)
Net cash provided by operating activities	135,665		163,427
Cash flows from investing activities:
Purchase of property, plant and equipment	(29,345)		(36,255)
Purchase of subsidiary undertakings	(54,009)		(102,756)
Cash acquired with subsidiary undertaking	1,842
Purchase of short term investments	(19,047)		(9,652)
Sale of short term investments	21,484		25,170
Net cash used in investing activities	(79,075)		(123,493)
Cash flows from financing activities:
Proceeds from exercise of share options & restricted share units	7,243		18,375
Share issuance costs	(16)		(6)
Tax benefit from the exercise of share options	5,381		3,014
Repurchase of ordinary shares			(286,923)
Share repurchase costs			(802)
Drawdown of bank credit lines and loan facilities	73,000		350,000
Repayment of bank credit lines and loan facilities	(20,000)
Financing costs	(6,626)
Net cash provided by financing activities	58,982		83,658
Effect of exchange rate movements on cash	(175)		(7,244)
Net increase in cash and cash equivalents	115,397		116,348
Cash and cash equivalents at beginning of period	103,911	[1]	118,900
Cash and cash equivalents at end of period	$ 219,308		$ 235,248

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.